UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

   /s/ Michael E. Leonetti             Buffalo Grove, IL         05/10/01
   -----------------------             -----------------         --------
        [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      55
                                                ---------------
Form 13F Information Table Value Total:        $        232,645
                                                ---------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        31-Mar-01

                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
ADC Telecommunications      COM           000886101       119    14,000     SH          Sole             14,000                  0
AMR Corp                    COM           001765106     2,992    85,200     SH          Sole              4,000             81,200
AOL Time Warner             COM           00184A105    10,966   273,125     SH          Sole             24,000            249,125
Advanced Digital Info       COM           007525108       892    51,500     SH          Sole              4,000             47,500
Albertsons Inc              COM           013104104       557    17,500     SH          Sole             17,500                  0
Altera                      COM           021441100     1,119    52,200     SH          Sole              4,000             48,200
Aluminum Co Amer            COM           013817101     7,381   205,300     SH          Sole             23,300            182,000
American Home Prods         COM           026609107    12,916   219,850     SH          Sole             29,800            190,050
American Standard           COM           029712106       532     9,000     SH          Sole              9,000                  0
Avaya Inc                   COM           053499109     3,613   277,916     SH          Sole             21,525            256,391
Bank New York Inc           COM           064057102     7,312   148,500     SH          Sole              4,000            144,500
Becton Dickinson & Co       COM           075887109       353    10,000     SH          Sole             10,000                  0
Boeing                      COM           097023105     7,203   129,300     SH          Sole             10,000            119,300
Burlington Nrthn Santa      COM           12189T104     3,287   108,200     SH          Sole             10,000             98,200
Carnival Corp               COM           143658102     1,724    62,300     SH          Sole             10,000             52,300
Cisco Sys Inc               COM           17275R102     4,450   281,417     SH          Sole             19,000            262,417
Citigroup Inc               COM           172967101    21,025   467,426     SH          Sole             38,665            428,761
Colgate Palmolive Co        COM           194162103     1,796    32,500     SH          Sole                  0             32,500
Comcast Corp                COM           200300200     7,616   181,600     SH          Sole             18,000            163,600
Compaq Computer Corp        COM           204493100       255    14,000     SH          Sole             14,000                  0
Conagra Foods Inc           COM           205887102     2,513   137,800     SH          Sole             22,500            115,300
E M C Corp                  COM           268648102     6,779   230,562     SH          Sole             18,500            212,062
Emerson Elec Co             COM           291011104       612     9,867     SH          Sole              4,000              5,867
Erickson (LM) Telephone Co  COM           294821400       137    24,500     SH          Sole             24,500                  0
General Elec Co             COM           369604103    17,245   411,980     SH          Sole             25,500            386,480
Gillette Co                 COM           375766102     4,750   152,400     SH          Sole             23,500            128,900
Harley Davidson Inc         COM           412822108     1,981    52,200     SH          Sole              5,000             47,200
Hasbro Inc                  COM           418056107       226    17,500     SH          Sole             17,500                  0
Intel Corporation           COM           458140100     9,541   362,595     SH          Sole             18,100            344,495
International Paper Co      COM           460146103       361    10,000     SH          Sole             10,000                  0
Itt Inds Inc Ind            COM           450911102       736    19,000     SH          Sole             19,000                  0
KLA-Tencor Corp             COM           482480100     2,552    64,800     SH          Sole             15,000             49,800
Kroger Co                   COM           501044101     3,381   131,100     SH          Sole             14,000            117,100
MBNA Corp                   COM           55262L100     2,396    72,400     SH          Sole                  0             72,400
Marriott Intl Inc New Cl A  COM           571903202     3,945    95,800     SH          Sole             14,000             81,800
New York Times Co Cl A      COM           650111107       574    14,000     SH          Sole             14,000                  0
Nokia Corp                  COM           654902204     3,035   126,465     SH          Sole                  0            126,465
Northern Tr Corp            COM           665859104       625    10,000     SH          Sole             10,000                  0
Northrop Grumman Corp       COM           666807102     1,914    22,000     SH          Sole             14,000              8,000
Oracle Corp                 COM           68389X105     2,260   150,850     SH          Sole             19,000            131,850
PPG Inds Inc                COM           693506107     2,051    44,500     SH          Sole              4,000             40,500
Pepsico Inc                 COM           713448108     4,408   100,300     SH          Sole             15,000             85,300
Procter & Gamble Co         COM           742718109    11,209   179,050     SH          Sole             19,000            160,050
Royal Caribbean Cruise      COM           V7780T103     1,023    44,400     SH          Sole              4,000             40,400
Sara Lee Corp               COM           803111103     3,928   182,000     SH          Sole             24,000            158,000
Sun Microsystems            COM           866810104     3,370   219,236     SH          Sole             18,000            201,236
Sysco Corp                  COM           871829107     1,774    66,900     SH          Sole             10,000             56,900
Tribune Co                  COM           896047107     8,714   213,900     SH          Sole             26,000            187,900
Union Pac Corp              COM           907818108     6,947   123,500     SH          Sole              4,000            119,500
United Parcel Service Cl B  COM           911312106     5,474    96,200     SH          Sole              5,300             90,900
Viacom Inc Cl B             COM           925524308     4,701   106,922     SH          Sole                  0            106,922
Vivendi Universal ADR       ADR           92851S204     3,851    63,500     SH          Sole              5,000             58,500
Wal-Mart                    COM           931142103     5,818   115,209     SH          Sole             10,000            105,209
Walgreen Co                 COM           931422109     1,576    38,628     SH          Sole              5,000             33,628
Wells Fargo & Co            COM           949746101     6,130   123,910     SH          Sole                  0            123,910
REPORT SUMMARY              55                        232,645